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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                   	  Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Fundamental Growth Fund
Schedule of Investments  12/31/2009

 Shares                                                                 Value

           COMMON STOCKS - 98.8 %
           Energy - 5.6 %
           Integrated Oil & Gas - 3.3 %
18,400     Chevron Corp.                                            $ 1,416,616
44,550     Exxon Mobil Corp.                                          3,037,865
                                                                    $ 4,454,481
           Oil & Gas Equipment And Services - 2.3 %
71,800     National-Oilwell Varco, Inc.                             $ 3,165,662
           Total Energy                                             $ 7,620,143
           Materials - 6.4 %
           Fertilizers & Agricultural Chemicals - 1.2 %
20,555     Monsanto Co.                                             $ 1,680,371
           Gold - 1.7 %
48,530     Newmont Mining Corp.                                     $ 2,295,954
           Industrial Gases - 3.5 %
58,870     Praxair, Inc.                                            $ 4,727,850
           Total Materials                                          $ 8,704,175
           Capital Goods - 7.5 %
           Aerospace & Defense - 3.3 %
64,555     United Technologies Corp.                                $ 4,480,763
           Industrial Conglomerates - 3.2 %
53,045     3M Co.                                                   $ 4,385,230
           Trading Companies & Distributors - 1.0 %
14,200     W.W. Grainger, Inc.                                      $ 1,374,986
           Total Capital Goods                                      $ 10,240,979
           Transportation - 2.0 %
           Air Freight & Couriers - 2.0 %
48,030     United Parcel Service, Inc.                              $ 2,755,481
           Total Transportation                                     $ 2,755,481
           Media - 1.3 %
           Movies & Entertainment - 1.3 %
58,745     Viacom, Inc. (Class B) *                                 $ 1,746,489
           Total Media                                              $ 1,746,489
           Retailing - 3.1 %
           Apparel Retail - 3.1 %
98,970     Ross Stores, Inc.                                        $ 4,227,009
           Total Retailing                                          $ 4,227,009
           Food & Drug Retailing - 3.8 %
           Drug Retail - 3.8 %
161,200    CVS/Caremark Corp.                                       $ 5,192,252
           Total Food & Drug Retailing                              $ 5,192,252
           Food Beverage & Tobacco - 6.9 %
           Brewers - 0.5 %
13,900     Anheuser-Busch InBev NV *                                $   723,217
           Soft Drinks - 6.4 %
81,190     Coca-Cola Co.                                            $ 4,627,830
67,900     PepsiCo, Inc.                                              4,128,320
                                                                    $ 8,756,150
           Total Food Beverage & Tobacco                            $ 9,479,367
           Household & Personal Products - 1.5 %
           Household Products - 1.5 %
25,740     Colgate-Palmolive Co.                                    $ 2,114,541
           Total Household & Personal Products                      $ 2,114,541
           Health Care Equipment & Services - 9.7 %
           Health Care Equipment - 8.5 %
70,845     Baxter International, Inc.                               $ 4,157,185
40,200     Covidien Ltd.                                              1,925,178
16,620     Edwards Lifesciences Corp. *                               1,443,447
92,965     Medtronic, Inc. *                                          4,088,601
                                                                    $ 11,614,411
           Health Care Services - 1.2 %
28,500     DaVita, Inc. *                                           $ 1,674,090
           Total Health Care Equipment & Services                   $ 13,288,501
           Pharmaceuticals & Biotechnology - 10.7 %
           Biotechnology - 2.0 %
62,650     Gilead Sciences, Inc. *                                  $ 2,711,492
           Life Sciences Tools & Services - 4.0 %
115,830    Thermo Fisher Scientific, Inc. *                         $ 5,523,933
           Pharmaceuticals - 4.7 %
131,940    Bristol-Myers Squibb Co.                                 $ 3,331,485
54,423     Teva Pharmaceutical Industries Ltd.                        3,057,484
                                                                    $ 6,388,969
           Total Pharmaceuticals & Biotechnology                    $ 14,624,394
           Diversified Financials - 1.7 %
           Specialized Finance - 1.7 %
20,865     IntercontinentalExchange, Inc. *                         $ 2,343,140
           Total Diversified Financials                             $ 2,343,140
           Insurance - 4.0 %
           Property & Casualty Insurance - 4.0 %
1,180      Berkshire Hathaway, Inc. (Class B) *                     $ 3,877,480
88,730     Progressive Corp. *                                        1,596,253
                                                                    $ 5,473,733
           Total Insurance                                          $ 5,473,733
           Software & Services - 17.9 %
           Data Processing & Outsourced Services - 6.0 %
132,110    *CA Western Union Co.                                    $ 2,490,274
22,120     MasterCard, Inc. (b)                                       5,662,278
                                                                    $ 8,152,552
           Internet Software & Services - 4.4 %
9,830      Google Inc. *                                            $ 6,094,403
           Systems Software - 7.5 %
210,290    Microsoft Corp.                                          $ 6,411,742
155,920    Oracle Corp.                                               3,826,277
                                                                    $ 10,238,019
           Total Software & Services                                $ 24,484,974
           Technology Hardware & Equipment - 13.3 %
           Communications Equipment - 6.0 %
221,830    Cisco Systems, Inc. *                                    $ 5,310,610
63,110     Qualcomm, Inc.                                             2,919,469
                                                                    $ 8,230,079
           Computer Hardware - 7.3 %
28,715     Apple Inc. *                                             $ 6,054,845
76,060     Hewlett-Packard Co.                                        3,917,851
                                                                    $ 9,972,696
           Total Technology Hardware & Equipment                    $ 18,202,775
           Semiconductors - 3.3 %
           Semiconductors - 3.3 %
222,110    Intel Corp.                                              $ 4,531,040
           Total Semiconductors                                     $ 4,531,040
           TOTAL COMMON STOCKS
           (Cost  $110,553,894)                                     $
135,028,993
Principal
Amount ($) TEMPORARY CASH INVESTMENTS                                   Value
           Securities Lending Collateral  - 4.1% (c)
           Certificates of Deposit:
166,214    Bank of Nova Scotia, 0.19%, 2/17/10                      $  166,214
166,214    DnB NOR Bank ASA NY, 0.2%, 2/17/10                          166,214
60,507     Nordea Bank Finland, 0.19%, 1/28/10                          60,507
151,107    Svenska NY, 0.20%, 3/30/10                                  151,107
181,324    Rabobank Nederland NY, 0.19%, 3/2/10                        181,324
16,208     Westpac Banking NY, 1.35%, 3/19/10                           16,208
151,103    Societe Generale, 0.21%, 3/4/10                             151,103
166,214    CBA Financial, 0.27%, 1/3/11                                166,214
46,025     BNP Paribas, 0.78%, 6/4/10                                   46,025
107,345    Wachovia Bank NA, 1.17%, 5/14/10                            107,345
                                                                    $ 1,212,261
           Commercial Paper:
120,811    BBVA London, 0.28%, 3/18/10                              $  120,811
32,429     US Bancorp, 0.26%, 5/6/10                                    32,429
30,437     American Honda Finance, 0.22%, 2/5/10                        30,437
45,371     GE Capital Corp., 0.45%, 8/20/10                             45,371
16,358     GE Capital Corp., 0.38%, 10/21/10                            16,358
16,467     GE Capital Corp., 0.34%, 10/6/10                             16,467
120,846    HND AF, 0.18%, 3/2/10                                       120,846
166,168    HSBC, 0.20%, 2/19/10                                        166,168
16,854     John Deer Capital Corp., 0.36%, 7/6/10                       16,854
127,987    JPMorgan Chase & Co., 0.57%, 9/24/10                        127,987
151,052    NABPP, 0.19%, 3/8/10                                        151,052
117,772    PARFIN, 0.25%, 4/19/10                                      117,772
151,042    Cafco, 0.20%, 3/15/10                                       151,042
166,161    Char FD, 0.18%, 3/5/10                                      166,161
150,950    WSTPAC, 0.25%, 5/27/10                                      150,950
90,629     Ciesco, 0.20%, 3/8/10                                        90,629
75,531     Ciesco, 0.20%, 2/18/10                                       75,531
151,073    Fasco, 0.17%, 2/12/10                                       151,073
75,658     Kithaw, 0.21%, 3/2/10                                        75,658
77,502     Kithaw, 0.20%, 2/23/10                                       77,502
103,764    Old LLC, 0.19%, 3/17/10                                     103,764
42,371     Old LLC, 0.18%, 2/17/10                                      42,371
51,585     Ranger, 0.20%, 3/12/10                                       51,585
51,366     SRCPP, 0.19%, 2/3/10                                         51,366
105,750    SRCPP, 0.19%, 2/10/10                                       105,750
45,292     TB LLC, 0.19%, 2/8/10                                        45,292
83,061     TB LLC, 0.20%, 3/5/10                                        83,061
30,236     TB LLC, 0.10%, 2/9/10                                        30,236
172,413    Bank of America, 0.87%, 5/12/10                             172,413
30,225     BBVA Senior US, 0.30%, 3/12/10                               30,225
171,354    Santander, 0.33%, 7/23/10                                   171,352
60,419     WFC, 0.49%, 8/20/10                                          60,419
                                                                    $ 2,848,932
           Tri-party Repurchase Agreements:
604,413    Deutsche Bank, 0.01%, 1/4/10                             $  604,413
302,207    JPMorgan, 0.0%, 1/4/10                                      302,207
408,296    Barclays Capital Markets, 0.0%, 1/4/10                      408,296
                                                                    $ 1,314,916
Shares
           Money Market Mutual Funds:
120,883    Dreyfus Preferred Money Market Fund                      $  120,883
120,883    Blackrock Liquidity Temporary Cash Fund                     120,883
                                                                    $  241,766
           Total Securities Lending Collateral                      $ 5,617,875
           TEMPORARY CASH INVESTMENTS
           (Cost  $5,617,875)                                       $ 5,617,875
           TOTAL INVESTMENT IN SECURITIES - 102.9%
           (Cost  $116,171,769)                                     $
140,646,868
           OTHER ASSETS AND LIABILITIES - (2.9)%                    $
(3,933,943)
           TOTAL NET ASSETS - 100.0%                                $
136,712,925

*          Non-income producing security.

(a) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $116,218,641 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $ 24,575,479

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                  (147,252)

           Net unrealized gain                                      $ 24,428,227

(b)        At December 31, 2009, the following securities were out on loan:


Shares                             Security                             Value
21,300     MasterCard, Inc.                                         $ 5,452,374
           Total                                                    $ 5,452,374

(c)        Securities lending collateral is managed by Credit Suisse AG, New
York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

			  Level 1      Level 2   Level 3    Total
Common stocks          	  $135,028,993 $0	  $0 $135,028,993
Temporary Cash Investments     241,766  5,376,109  0    5,617,815
Total                     $135,270,759 $5,376,109 $0 $140,646,868

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date march 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.